Accounting Standards	12 Months Ended
Dec. 31, 2021
Accounting Standards
Accounting Standards

3. Accounting Standards

3.1Initial application of financial reporting standards issued by the IASB

The following two amendments have been initially adopted by the Group from January 1, 2021:

●	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16 - Interest Rate Benchmark Reform - Phase 2

The amendment does not have a direct impact on the consolidated financial statements of the Group as VIA is not exposed to any variable interest rate for its financial liabilities denominated in either USD or JPY. Indirect exposures to changes based on IBOR reform might result e.g. from interest rates used for discounting purposes. The Group monitors potential effects from indirect exposures as well as potential impacts from direct exposures in case of changes in financing conditions.

●	IFRS 4 Amendments - deferral of IFRS 9

This amendment does not have an impact on the consolidated financial statements.

3.2Standards issued but not yet effective

A. Onerous contracts - Cost of Fulfilling a Contract (Amendments to IAS 37)

The amendments specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The amendments apply for annual reporting periods beginning on or after January 1, 2022 to contracts existing at the date when the amendments are first applied. At the date of initial application, the cumulative effect of applying the amendments is recognized as an opening balance adjustment to retained earnings or other components of equity, as appropriate. The comparatives are not restated. The Group has determined that the amendment will have no effect on the valuation of provisions for onerous contracts.

B. Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

In May 2021, the IASB issued amendments to IAS 12, Income Taxes ("IAS 12"). The amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences – e.g. leases and decommissioning liabilities. The amendments apply for annual reporting periods beginning on or after January 1, 2023. For leases and decommissioning liabilities, the associated deferred tax asset and liabilities will need to be recognised from the beginning of the earliest comparative period presented, with any cumulative effect recognised as an adjustment to retained earnings or other components of equity at that date. For all other transactions, the amendments apply to transactions that occur after the beginning of the earliest period presented.

The amendments are effective for annual periods beginning on or after January 1, 2023. Early application is permitted. The implementation of the amendments will most likely not have a material impact on the consolidated financial statements. The regulations still require adoption by the EU into European law.

C. Other standards

The following new and amended standards are not expected to have a significant impact on the Group’s consolidated financial statements.

●COVID- 19- Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16) .
●Annual Improvements to IFRS Standards 2018-2020.
●Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
●Reference to Conceptual Framework (Amendments to IFRS 3)
●Classification of Liabilities as Current or Non- current (Amendments to IAS 1)
●IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts
●Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
●Definition of Accounting Estimates (Amendments to IAS 8) .